Vanguard® European Stock Index Fund
Schedule of Investments (unaudited)
As of January 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.7%)
Austria (0.5%)
	Erste Group Bank AG	631,090	27,186
	OMV AG	293,157	13,049
	Verbund AG	135,716	11,036
	ANDRITZ AG	142,175	8,753
[1]	BAWAG Group AG	164,160	8,452
	Wienerberger AG	217,130	7,358
	voestalpine AG	229,810	6,837
	Raiffeisen Bank International AG	264,005	5,504
[2]	Telekom Austria AG	279,307	2,431
[2]	Mayr Melnhof Karton AG	17,435	2,311
[2]	CA Immobilien Anlagen AG	70,292	2,308
	Oesterreichische Post AG	67,454	2,283
	Vienna Insurance Group AG Wiener Versicherung Gruppe	79,287	2,241
	EVN AG	73,234	2,024
	DO & Co. AG	14,482	2,020
	UNIQA Insurance Group AG	226,873	1,904
*,2	IMMOFINANZ AG	64,207	1,524
*,2	Lenzing AG	39,093	1,302
	Strabag SE	26,454	1,239
[2]	AT&S Austria Technologie & Systemtechnik AG	50,366	1,217
	Schoeller-Bleckmann Oilfield Equipment AG	21,496	1,021
	Palfinger AG	26,903	696
	Porr AG	38,632	542
[2]	Flughafen Wien AG	9,319	505
	Agrana Beteiligungs AG	23,831	362
*	Eurotelesites AG	74,043	311
*,2	S IMMO AG (XWBO)	9,861	159
			114,575
Belgium (1.6%)
	Anheuser-Busch InBev SA	1,780,594	110,143
*	Argenx SE	121,675	45,948
	KBC Group NV	506,210	33,021
	UCB SA	249,337	23,454
	Ageas SA	339,893	14,606
	Groupe Bruxelles Lambert NV	176,699	13,396
*	Syensqo SA	142,860	12,736
	Warehouses De Pauw CVA	344,170	10,069
	Umicore SA	421,487	9,587
	Elia Group SA	77,694	9,355
	D'ieteren Group	46,116	9,316
	Sofina SA	35,470	8,483
	Ackermans & van Haaren NV	45,597	7,624

		Shares	Market Value ($000)
	Lotus Bakeries NV	832	7,089
	Aedifica SA	97,487	6,353
	Cofinimmo SA	70,288	5,108
	Colruyt Group NV	99,587	4,550
	Solvay SA	142,828	3,906
	Euronav NV	217,269	3,825
	Melexis NV	40,805	3,496
	Bekaert SA	69,208	3,376
	KBC Ancora	70,955	3,268
	Montea NV	33,751	2,897
	Proximus SADP	285,657	2,711
	VGP NV	21,149	2,481
	Shurgard Self Storage Ltd. (XBRU)	52,085	2,416
	Barco NV	144,049	2,393
	Fagron	120,676	2,173
	Gimv NV	40,618	1,894
	Xior Student Housing NV	61,767	1,850
	Deme Group NV	14,100	1,770
	Retail Estates NV	24,750	1,621
	Tessenderlo Group SA	45,462	1,302
	Kinepolis Group NV	29,228	1,294
*	Ontex Group NV	130,997	1,035
	bpost SA	198,764	812
	Van de Velde NV	11,216	400
*	AGFA-Gevaert NV	237,075	322
	Wereldhave Belgium Comm VA	5,519	282
			376,362
Canada (0.0%)
*	International Petroleum Corp.	25,582	282
Denmark (5.1%)
	Novo Nordisk A/S Class B	6,438,146	735,909
	DSV A/S	357,918	64,035
*	Vestas Wind Systems A/S	2,070,379	58,374
	Novozymes A/S Class B	732,593	37,539
*	Genmab A/S	134,336	37,147
	Danske Bank A/S	1,363,754	36,619
	Coloplast A/S Class B	255,521	29,454
	Pandora A/S	166,087	24,268
	Carlsberg A/S Class B	187,550	24,132
[1]	Orsted A/S	387,914	21,865
	AP Moller - Maersk A/S Class B	9,821	18,108
	Tryg A/S	717,952	15,346
	AP Moller - Maersk A/S Class A	5,766	10,455
	Ringkjoebing Landbobank A/S	55,708	8,979
*	Demant A/S	196,014	8,879
*	Zealand Pharma A/S	119,320	8,151
*	NKT A/S	110,628	7,713
	Jyske Bank A/S (Registered)	95,458	7,312
*	GN Store Nord A/S	298,564	7,041
	Royal Unibrew A/S	101,357	6,640
*	Ambu A/S Class B	375,991	6,237
	ISS A/S	312,461	5,912
	Sydbank A/S	116,422	5,167
	ROCKWOOL A/S Class B	18,040	4,918
	FLSmidth & Co. A/S	115,974	4,761
*	ALK-Abello A/S	269,630	4,351
	Topdanmark A/S	87,073	3,862

		Shares	Market Value ($000)
	Alm Brand A/S	1,779,874	3,231
*,2	Bavarian Nordic A/S	127,681	2,933
	Spar Nord Bank A/S	163,606	2,784
*,1	Netcompany Group A/S	69,252	2,762
	H Lundbeck A/S	516,316	2,615
	D/S Norden A/S	45,837	2,466
	Dfds A/S	67,052	2,272
	Torm plc Class A	60,240	2,117
	Schouw & Co. A/S	26,017	2,080
[1]	Scandinavian Tobacco Group A/S	114,244	2,052
	Chemometec A/S	32,118	1,737
*	NTG Nordic Transport Group A/S	33,157	1,488
	H Lundbeck A/S Shares A	124,066	547
			1,232,258
Finland (1.7%)
	Nordea Bank Abp	5,654,691	69,688
	UPM-Kymmene OYJ	1,094,822	39,821
	Nokia OYJ	10,629,141	38,427
	Sampo OYJ Class A	917,021	38,382
	Kone OYJ Class B	670,005	33,166
	Neste OYJ	856,158	29,516
	Nordea Bank Abp (XHEL)	1,374,524	16,937
	Stora Enso OYJ Class R	1,181,887	15,039
	Wartsila OYJ Abp	1,001,044	14,767
	Elisa OYJ	293,686	13,381
	Metso OYJ	1,317,458	13,167
	Fortum OYJ	898,644	12,285
	Kesko OYJ Class B	558,053	10,899
	Orion OYJ Class B	215,946	9,942
	Valmet OYJ	340,250	9,630
	Huhtamaki OYJ	190,008	7,457
	Konecranes OYJ	147,244	6,324
	Cargotec OYJ Class B	90,687	5,156
*	Mandatum OYJ	974,267	4,399
	Kemira OYJ	231,257	4,328
	TietoEVRY OYJ (XHEL)	178,127	4,134
	Kojamo OYJ	340,100	4,032
	Outokumpu OYJ	741,969	3,167
	Metsa Board OYJ Class B	350,282	2,821
*	QT Group OYJ	39,969	2,819
	Nokian Renkaat OYJ	250,965	2,262
	Tokmanni Group Corp.	97,457	1,671
[1]	Terveystalo OYJ	155,064	1,307
	Revenio Group OYJ	46,738	1,283
	Sanoma OYJ	152,769	1,138
	TietoEVRY OYJ	38,768	895
	Citycon OYJ	149,151	780
	YIT OYJ	346,487	738
*	Finnair OYJ	18,055,829	690
	Raisio OYJ Class V	239,697	528
	F-Secure OYJ	228,927	478
			421,454
France (16.8%)
	LVMH Moet Hennessy Louis Vuitton SE	508,931	423,461
	TotalEnergies SE	4,520,255	293,254
	Sanofi SA	2,239,295	224,255
	Schneider Electric SE	1,097,834	215,670

		Shares	Market Value ($000)
	Airbus SE	1,204,630	191,881
	L'Oreal SA Loyalty Shares	347,343	166,223
	Hermes International SCA	70,307	148,324
	BNP Paribas SA	2,139,616	143,748
	Air Liquide SA Loyalty Shares	754,646	141,219
	Safran SA	700,870	130,859
	Vinci SA	1,019,159	128,743
	EssilorLuxottica SA	626,448	122,767
	AXA SA	3,656,846	122,743
	Danone SA	1,282,771	85,463
	Capgemini SE	331,333	73,662
	Dassault Systemes SE	1,376,264	71,343
	Pernod Ricard SA	416,963	68,376
	Cie de Saint-Gobain SA	942,834	66,665
	L'Oreal SA (XPAR)	128,513	61,500
	Kering SA	147,656	60,653
	STMicroelectronics NV	1,339,928	58,833
	Air Liquide SA (XPAR)	302,024	56,519
	Legrand SA	529,208	51,289
	Cie Generale des Etablissements Michelin SCA	1,440,377	47,824
	Publicis Groupe SA	470,641	47,155
	Orange SA	3,941,541	46,873
	Veolia Environnement SA	1,308,617	42,640
	Societe Generale SA	1,529,711	39,321
	Engie SA Loyalty Shares	2,342,346	37,413
	Credit Agricole SA	2,262,492	32,410
	Edenred SE	511,774	30,567
	Thales SA	200,740	29,359
	Carrefour SA	1,105,021	18,865
	Teleperformance SE	119,257	18,625
	Engie SA (XPAR)	1,148,205	18,340
	Eiffage SA	160,328	16,775
	Bouygues SA	435,445	15,951
	Bureau Veritas SA	588,178	15,645
	Eurofins Scientific SE	252,608	15,211
*	Unibail-Rodamco-Westfield	212,206	15,195
	Accor SA	378,636	14,954
	Renault SA	393,597	14,823
[1]	Euronext NV	166,842	14,675
	Vivendi SE	1,274,715	14,365
	Sartorius Stedim Biotech	49,164	13,247
	Rexel SA	490,610	13,067
	Arkema SA	118,439	12,890
	Getlink SE	725,941	12,509
	Bollore SE	1,793,046	11,843
	Gecina SA	105,866	11,676
	Sodexo SA ACT Loyalty Shares	103,308	11,654
	Klepierre SA	424,269	10,985
	Gaztransport Et Technigaz SA	71,371	10,006
	BioMerieux	87,861	9,456
	SCOR SE	311,489	9,292
	Alten SA	59,802	9,247
	Aeroports de Paris SA	66,411	8,886
	Dassault Aviation SA	46,681	8,842
	SPIE SA	261,440	8,648
[1]	La Francaise des Jeux SAEM	205,555	8,332
	Ipsen SA	70,409	8,118
[1]	Amundi SA	116,299	7,866

		Shares	Market Value ($000)
	Elis SA	355,736	7,822
[2]	Alstom SA	582,972	7,352
*	SOITEC	50,719	7,330
	Sopra Steria Group SACA	29,141	6,835
*,1	Worldline SA	501,090	6,774
	Technip Energies NV	277,308	5,740
	Nexans SA	62,069	5,649
	Valeo SE	424,462	5,540
	Eurazeo SE Prime DE Fidelite	64,872	5,526
	Covivio SA	110,053	5,329
	Sodexo SA (XPAR)	46,159	5,207
	IPSOS SA	78,574	5,157
[1]	Verallia SA	142,374	5,021
	Wendel SE	55,246	5,009
	Rubis SCA	191,102	4,832
*	Vallourec SACA	336,809	4,818
*	Ubisoft Entertainment SA	212,696	4,692
*	Forvia SE	269,948	4,640
	Remy Cointreau SA	45,001	4,560
	SES SA	731,502	4,488
	SEB SA Loyalty Shares	33,834	4,131
[1]	Neoen SA	138,837	4,014
	Societe BIC SA	49,031	3,393
	Virbac SACA	8,716	3,145
*	JCDecaux SE	148,786	3,090
*	Air France-KLM	231,249	2,948
	Coface SA	215,183	2,908
[1]	ALD SA	398,613	2,657
	Imerys SA	79,554	2,646
	Trigano SA	16,425	2,587
	Eurazeo SE (XPAR)	28,487	2,427
*,2	SES-imagotag SA	15,878	2,358
	ICADE	65,908	2,231
	Sodexo SA (Loyalty Line 2025)	19,189	2,165
	Mercialys SA	182,719	2,079
	Interparfums SA	38,999	2,063
	Carmila SA	115,402	2,051
*	ID Logistics Group SACA	5,391	1,920
	Metropole Television SA	135,198	1,917
	Television Francaise 1 SA	215,075	1,892
*	Engie SA	112,536	1,797
	ARGAN SA	19,822	1,758
	SEB SA (XPAR)	12,496	1,526
	Quadient SA	70,409	1,492
	Nexity SA	85,803	1,430
	Eramet SA	19,672	1,355
	Cie Plastic Omnium SE	110,928	1,271
	Mersen SA	34,271	1,243
	Vicat SACA	31,825	1,238
*	Sodexo Prime De Fidelite 2027	10,378	1,171
	PEUGEOT INVEST	10,713	1,156
	Cie de L'Odet SE	685	1,112
*,1	X-Fab Silicon Foundries SE	112,259	1,079
	Antin Infrastructure Partners SA	57,885	1,064
*,2	Eutelsat Communications SACA	279,935	1,021
	Derichebourg SA	197,251	1,018
*	Forvia SE (XPAR)	55,022	956
	Vetoquinol SA	8,138	937

		Shares	Market Value ($000)
	Beneteau SACA	76,261	914
*,2	Atos SE	194,372	830
*,2	Valneva SE	201,863	823
	Altarea SCA	8,807	771
*	CGG SA	1,482,887	711
	Etablissements Maurel et Prom SA	115,518	685
*	Voltalia SA (Registered)	79,990	684
*,1	Elior Group SA	236,074	682
*	Euroapi SA	99,172	663
[2]	Lagardere SA	32,498	652
*,2	OVH Groupe SAS	59,906	640
	Fnac Darty SA	22,091	590
	Lisi SA	24,669	581
	Manitou BF SA	25,620	574
	GL Events SACA	25,678	554
	Jacquet Metals SACA	26,881	525
*	Eurazeo SE	6,056	516
	Boiron SA	11,262	487
	Equasens	8,146	469
[2]	Clariane SE	151,452	383
*	Believe SA	30,059	355
	Bonduelle SCA	33,016	351
*,1	SMCP SA	83,507	244
[1]	Maisons du Monde SA	33,748	163
*,1	Aramis Group SAS	36,824	157
	Lisi SA (XPAR)	5,131	121
*,2	Casino Guichard Perrachon SA	51,458	34
			4,042,726
Germany (11.9%)
	SAP SE	2,256,621	390,952
	Siemens AG (Registered)	1,533,490	274,531
	Allianz SE (Registered)	817,531	218,425
	Deutsche Telekom AG (Registered)	6,962,891	170,924
	Mercedes-Benz Group AG	1,767,903	119,356
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	280,149	119,265
	Infineon Technologies AG	2,681,274	97,751
	Deutsche Post AG	1,939,050	92,869
	BASF SE	1,830,282	87,495
	Deutsche Boerse AG	378,265	75,328
	Bayerische Motoren Werke AG (XETR)	635,748	66,152
	adidas AG	339,609	64,114
	Bayer AG (Registered)	2,022,742	62,941
	E.ON SE	4,555,994	61,639
	RWE AG	1,465,094	54,100
	Deutsche Bank AG (Registered)	4,094,067	52,886
	Vonovia SE	1,432,837	44,636
	Merck KGaA	266,044	43,651
	Daimler Truck Holding AG	1,085,296	38,785
[1]	Siemens Healthineers AG	569,886	31,715
	Rheinmetall AG	89,375	31,297
	Beiersdorf AG	205,039	30,005
	Hannover Rueck SE	123,616	29,633
	Symrise AG	268,086	27,659
	Heidelberg Materials AG	286,517	26,458
	MTU Aero Engines AG	110,340	25,371
	Commerzbank AG	2,135,706	24,526
	Brenntag SE	273,253	24,158

		Shares	Market Value ($000)
	Fresenius SE & Co. KGaA	847,717	23,798
*,1	Covestro AG	391,520	20,674
	Continental AG	222,801	18,201
*	Siemens Energy AG	1,112,322	16,526
	Fresenius Medical Care AG	418,621	16,180
	GEA Group AG	353,519	14,158
	Henkel AG & Co. KGaA (XTER)	206,185	14,101
*	LEG Immobilien SE (XETR)	152,446	12,650
[1]	Scout24 SE	153,152	11,277
	Nemetschek SE	111,106	10,252
*	Deutsche Lufthansa AG (Registered)	1,231,964	10,244
*,1	Delivery Hero SE	405,544	9,201
*,1	Zalando SE	447,698	8,939
	Bechtle AG	168,672	8,746
	Knorr-Bremse AG	135,622	8,377
	Volkswagen AG	58,700	8,287
	Puma SE	204,709	8,238
	CTS Eventim AG & Co. KGaA	120,381	8,147
	AIXTRON SE	218,706	8,140
	Carl Zeiss Meditec AG (Bearer)	75,736	7,983
	Evonik Industries AG	424,146	7,803
	Talanx AG	109,506	7,683
	Rational AG	9,858	7,573
	HUGO BOSS AG	116,260	7,261
	Gerresheimer AG	71,143	7,253
	Freenet AG	245,896	6,795
	KION Group AG	147,995	6,752
	thyssenkrupp AG	1,013,581	6,255
	K&S AG (Registered)	385,975	5,414
*	Evotec SE	322,360	4,931
	HOCHTIEF AG	44,011	4,722
	LANXESS AG	176,868	4,722
	Aurubis AG	61,692	4,438
*	TAG Immobilien AG	314,883	4,407
*	HelloFresh SE	331,255	4,381
	United Internet AG (Registered)	167,080	4,380
*	Fraport AG Frankfurt Airport Services Worldwide	74,161	4,353
[2]	Siltronic AG	42,756	4,019
*,1	TeamViewer SE	275,545	3,950
	Stroeer SE & Co. KGaA	64,535	3,789
	Krones AG	29,892	3,704
	Stabilus SE	50,282	3,523
[1]	DWS Group GmbH & Co. KGaA	85,350	3,490
	Wacker Chemie AG	30,862	3,346
	Jenoptik AG	106,199	3,317
	Hensoldt AG	107,294	3,221
*	Encavis AG	227,917	3,173
*	Aroundtown SA	1,409,629	3,145
	Sixt SE (XETR)	31,193	3,040
	RTL Group SA	77,991	2,997
*,2	MorphoSys AG	70,154	2,938
*,2	Nordex SE	284,043	2,898
[1]	Befesa SA	81,281	2,856
	Hella GmbH & Co. KGaA	29,970	2,654
	Fielmann Group AG	49,749	2,589
	Traton SE	102,267	2,498
	Deutsche Wohnen SE	99,730	2,422
[2]	ProSiebenSat.1 Media SE	339,698	2,390

		Shares	Market Value ($000)
	FUCHS SE	67,284	2,386
	CANCOM SE	73,430	2,331
	Duerr AG	99,393	2,272
*,1	Redcare Pharmacy NV	16,304	2,269
	Atoss Software AG	8,203	2,248
	Bilfinger SE	52,207	2,213
	Salzgitter AG	78,140	2,179
	CompuGroup Medical SE & Co. KGaA	48,528	2,081
	Kontron AG	86,152	1,998
*	Grand City Properties SA	200,788	1,949
*	flatexDEGIRO AG	171,835	1,879
*	Hypoport SE	8,813	1,872
	1&1 AG	94,376	1,864
*	METRO AG	264,002	1,779
*,2	Nagarro SE	17,970	1,756
	Suedzucker AG	119,876	1,690
	Deutz AG	269,955	1,631
*	Vitesco Technologies Group AG (XETR)	18,627	1,628
*	Synlab AG	150,897	1,622
[1,2]	Deutsche Pfandbriefbank AG	250,700	1,509
	Eckert & Ziegler Strahlen- und Medizintechnik AG	29,577	1,471
	Dermapharm Holding SE	34,478	1,467
	Hornbach Holding AG & Co. KGaA	18,880	1,356
	Sartorius AG	4,580	1,333
	GRENKE AG	53,699	1,300
	GFT Technologies SE	35,017	1,238
[2]	PNE AG	84,910	1,224
	Elmos Semiconductor SE	17,312	1,209
	KWS Saat SE & Co. KGaA	21,302	1,196
	Energiekontor AG	14,273	1,166
*	Ionos SE	51,174	1,082
	Norma Group SE	65,009	1,057
*,1	Thyssenkrupp Nucera AG & Co. KGaA	63,283	1,032
	Takkt AG	70,508	1,030
	Indus Holding AG	42,189	1,017
	BayWa AG	30,533	981
*	CECONOMY AG	391,940	952
	Wacker Neuson SE	49,485	917
	Deutsche Beteiligungs AG	30,425	915
	Kloeckner & Co. SE	126,176	913
*	SMA Solar Technology AG	17,742	910
[2]	Verbio Vereinigte Bioenergie AG	41,154	900
*,2	Hamburger Hafen und Logistik AG	49,306	880
*	Varta AG	44,745	841
	Vossloh AG	18,514	821
*	Adtran Networks SE	37,575	812
*,1,2	Auto1 Group SE	186,278	775
	PATRIZIA SE	88,965	759
	Adesso SE	7,496	752
	STRATEC SE	15,045	687
*,2	SGL Carbon SE	102,731	650
	Software AG	15,157	633
	Wuestenrot & Wuerttembergische AG	39,063	566
	Secunet Security Networks AG	3,101	555
	Deutsche EuroShop AG	25,499	549
	CropEnergies AG	43,635	543
	Bertrandt AG	10,031	537
	Telefonica Deutschland Holding AG	184,706	468

		Shares	Market Value ($000)
*,2	About You Holding SE	104,223	459
	New Work SE	5,928	394
	ElringKlinger AG	64,810	357
	Basler AG	24,731	259
	Draegerwerk AG & Co. KGaA (XETR)	5,293	240
[2]	BRANICKS Group AG	91,026	209
[2]	Hamburger Hafen und Logistik AG (XETR)	2,594	47
			2,872,438
Ireland (0.4%)
	Kerry Group plc Class A	317,465	28,297
	Kingspan Group plc	310,456	25,214
	Bank of Ireland Group plc	2,182,838	20,074
	AIB Group plc	2,856,690	12,548
	Glanbia plc (XDUB)	365,644	6,548
	Dalata Hotel Group plc	453,954	2,356
*,3	Irish Bank Resolution Corp. Ltd.	2,503,596	—
			95,037
Italy (4.3%)
	Enel SpA	15,978,774	109,029
	UniCredit SpA	3,560,072	104,282
	Intesa Sanpaolo SpA	31,935,310	98,402
	Ferrari NV	243,363	84,870
	Eni SpA	4,406,558	70,246
	Stellantis NV	2,705,163	59,586
	Assicurazioni Generali SpA	2,557,089	57,041
	Stellantis NV (XNYS)	1,684,979	37,126
	Moncler SpA	420,463	25,865
	Prysmian SpA	562,060	24,736
	Terna - Rete Elettrica Nazionale	2,893,227	24,396
	Snam SpA	4,685,706	22,885
	FinecoBank Banca Fineco SpA	1,253,180	18,069
	Mediobanca Banca di Credito Finanziario SpA	1,327,067	17,576
	Tenaris SA	959,648	15,157
	Banco BPM SpA	2,807,473	15,147
	Leonardo SpA	819,504	14,304
*,1	Nexi SpA	1,701,826	13,054
	Recordati Industria Chimica e Farmaceutica SpA	200,460	11,064
	Davide Campari-Milano NV	1,085,273	10,995
[1]	Poste Italiane SpA	932,469	10,111
[1]	Infrastrutture Wireless Italiane SpA	725,531	8,773
	Amplifon SpA	263,648	8,605
	Interpump Group SpA	163,082	8,061
	BPER Banca	2,170,281	7,828
*,2	Telecom Italia SpA (MTAA)	25,809,855	7,772
	Brunello Cucinelli SpA	69,584	6,898
	Reply SpA	46,641	6,395
	A2A SpA	3,173,739	6,292
	Azimut Holding SpA	217,781	6,071
	Buzzi SpA	175,756	5,974
	Italgas SpA	1,002,193	5,714
	Banca Popolare di Sondrio SpA	746,919	5,675
	Hera SpA	1,597,676	5,628
[1]	Pirelli & C SpA	1,012,584	5,488
	Unipol Gruppo SpA	870,722	5,407
*	Banca Monte dei Paschi di Siena SpA	1,520,519	5,337
	Banca Mediolanum SpA	500,041	5,117
	De' Longhi SpA	141,225	4,574

		Shares	Market Value ($000)
*	Iveco Group NV	407,357	4,347
	Banca Generali SpA	110,422	4,210
	DiaSorin SpA	43,287	3,981
[1]	BFF Bank SpA	359,935	3,890
	ERG SpA	112,855	3,309
	Brembo SpA	263,529	3,246
*	Saipem SpA	2,166,931	3,108
[1]	Technogym SpA	278,302	2,756
	Iren SpA	1,312,360	2,754
[1]	Carel Industries SpA	99,694	2,414
	UnipolSai Assicurazioni SpA	871,402	2,306
	Saras SpA	1,288,447	2,181
	SOL SpA	75,020	2,159
	Tamburi Investment Partners SpA	207,398	2,025
	Sesa SpA	14,863	2,017
[1]	Anima Holding SpA	442,714	1,998
[1]	Enav SpA	535,769	1,983
	Salvatore Ferragamo SpA	133,770	1,706
	Maire Tecnimont SpA	319,931	1,663
*	Lottomatica Group SpA	137,806	1,599
	ACEA SpA	91,665	1,447
	Credito Emiliano SpA	158,952	1,445
	Ariston Holding NV	207,366	1,361
	Webuild SpA (MTAA)	624,007	1,313
	Sanlorenzo SpA	27,224	1,299
	Piaggio & C SpA	360,455	1,198
	Gruppo MutuiOnline SpA	33,760	1,165
	Salcef Group SpA	45,427	1,155
[1]	RAI Way SpA	197,780	1,081
	Cementir Holding NV	96,642	1,036
	El.En. SpA	103,881	1,025
	MFE-MediaForEurope NV Class A	372,350	949
*,1	GVS SpA	146,092	932
	Italmobiliare SpA	28,560	851
	Banca IFIS SpA	48,132	833
	Danieli & C Officine Meccaniche SpA (MTAA)	23,105	784
	Tinexta SpA	36,381	769
	Arnoldo Mondadori Editore SpA	275,792	707
*	Tod's SpA	16,683	612
	MARR SpA	48,294	587
	Zignago Vetro SpA	39,960	584
*,2	Fincantieri SpA	998,849	529
*,2	Juventus Football Club SpA	201,917	490
	Biesse SpA	29,449	387
	Alerion Cleanpower SpA	12,215	338
	MFE-MediaForEurope NV Class B	92,308	333
[1,2]	doValue SpA	105,372	279
	Datalogic SpA	35,409	231
	Rizzoli Corriere Della Sera Mediagroup SpA	257,486	210
			1,037,132
Netherlands (7.1%)
	ASML Holding NV	811,321	703,893
	ING Groep NV	7,417,130	105,386
	Prosus NV	3,115,811	92,156
*,1	Adyen NV	60,583	75,982
	Wolters Kluwer NV	504,990	74,444
	Heineken NV	575,897	57,933
	Koninklijke Ahold Delhaize NV	1,997,056	56,164

		Shares	Market Value ($000)
	ASM International NV	96,097	53,260
	Universal Music Group NV	1,541,864	45,451
	DSM-Firmenich AG	356,442	37,687
	Koninklijke Philips NV	1,608,963	34,038
	ArcelorMittal SA	1,022,826	28,169
	Akzo Nobel NV	350,086	26,891
	NN Group NV	572,206	23,454
	BE Semiconductor Industries NV	155,625	23,387
	Koninklijke KPN NV	6,808,595	23,161
	Heineken Holding NV	268,963	22,568
	Aegon Ltd.	3,484,165	20,555
	EXOR NV	206,828	20,011
*	Qiagen NV	444,602	19,290
	IMCD NV	117,292	17,903
	ASR Nederland NV	300,257	14,150
	Randstad NV	225,514	12,823
[1]	ABN AMRO Bank NV	785,048	11,554
	Arcadis NV	147,453	8,095
	Aalberts NV	197,557	7,856
[1]	Signify NV	256,835	7,701
*	InPost SA	419,625	6,303
	JDE Peet's NV	246,602	6,087
*,1	Just Eat Takeaway.com NV	399,358	6,030
	OCI NV	198,015	5,656
	Allfunds Group plc	692,151	4,962
*	Fugro NV	227,511	4,200
	Koninklijke Vopak NV	133,145	4,159
	SBM Offshore NV	325,539	4,144
*,2	Galapagos NV	99,538	3,734
[1]	CTP NV	210,843	3,598
	TKH Group NV	83,585	3,366
*,1,2	Basic-Fit NV	105,944	3,068
*,1,2	Alfen NV	44,267	2,677
	APERAM SA	86,448	2,664
	Van Lanschot Kempen NV	79,571	2,396
	Corbion NV	120,857	2,340
	Eurocommercial Properties NV	87,414	1,958
	Koninklijke BAM Groep NV	546,063	1,508
	AMG Critical Materials NV	64,738	1,374
	Wereldhave NV	81,847	1,226
	Sligro Food Group NV	68,817	1,069
	PostNL NV	695,056	1,013
	Flow Traders Ltd.	55,811	1,001
*	TomTom NV	143,215	970
	NSI NV	37,750	807
	Vastned Retail NV	35,638	787
	Brunel International NV	44,248	492
[1]	B&S Group Sarl	44,036	178
*,2	Ebusco Holding NV	11,113	48
			1,701,777
Norway (1.3%)
	Equinor ASA	1,828,290	52,320
	DNB Bank ASA	2,077,035	40,377
	Aker BP ASA	629,766	16,715
	Mowi ASA	910,226	16,384
	Norsk Hydro ASA	2,729,981	15,999
	Telenor ASA	1,287,461	14,264
	Orkla ASA	1,571,892	12,313

		Shares	Market Value ($000)
	Yara International ASA	333,225	11,014
	Kongsberg Gruppen ASA	152,905	7,793
	Storebrand ASA	848,992	7,633
	Salmar ASA	129,332	7,179
	Subsea 7 SA	484,315	6,528
*	Adevinta ASA	566,494	6,062
	Bakkafrost P/F	104,236	5,821
	Schibsted ASA Class B	201,681	5,778
	Gjensidige Forsikring ASA	346,674	5,576
	TOMRA Systems ASA	479,573	4,817
	Schibsted ASA Class A	153,826	4,719
	SpareBank 1 SR-Bank ASA	369,370	4,479
	SpareBank 1 SMN	299,538	4,078
*	Nordic Semiconductor ASA	383,758	3,853
	Hafnia Ltd.	499,596	3,633
	Borregaard ASA	204,380	3,476
	Var Energi ASA	1,146,856	3,327
	Aker ASA Class A	49,964	2,969
[2]	Borr Drilling Ltd.	443,127	2,745
*,1	AutoStore Holdings Ltd.	1,468,525	2,681
	TGS ASA	271,440	2,643
	Protector Forsikring ASA	138,348	2,479
[1]	Europris ASA	328,259	2,460
	Atea ASA	172,708	2,302
	Leroy Seafood Group ASA	571,571	2,296
[1]	BW LPG Ltd.	172,911	2,128
	Wallenius Wilhelmsen ASA	208,163	2,024
	Aker Solutions ASA	534,387	1,982
	Hoegh Autoliners ASA	185,880	1,867
	FLEX LNG Ltd.	60,610	1,805
[1]	Scatec ASA	242,575	1,804
	Veidekke ASA	194,007	1,770
*	NEL ASA	3,467,664	1,731
	Stolt-Nielsen Ltd.	44,490	1,663
	DNO ASA	1,775,754	1,556
[1]	Entra ASA	142,006	1,550
*,1,2	Crayon Group Holding ASA	165,364	1,390
	Austevoll Seafood ASA	175,455	1,272
[1]	Elkem ASA	570,977	1,185
	MPC Container Ships ASA	762,386	1,146
	Wilh Wilhelmsen Holding ASA Class A	26,525	926
	Sparebank 1 Oestlandet	71,718	834
	Grieg Seafood ASA	119,956	753
*	Aker Carbon Capture ASA	720,659	711
	Hexagon Composites ASA	255,344	571
	Bonheur ASA	25,802	531
	BW Offshore Ltd.	185,747	425
*	BW Energy Ltd.	159,375	418
*	Aker Horizons ASA	110,570	46
			314,801
Poland (0.6%)
	Powszechna Kasa Oszczednosci Bank Polski SA	1,754,576	22,262
	ORLEN SA	1,184,398	18,468
	Powszechny Zaklad Ubezpieczen SA	1,155,649	13,914
	Bank Polska Kasa Opieki SA	321,591	12,370
*,1	Dino Polska SA	98,730	10,656
	LPP SA	2,266	8,807
	Santander Bank Polska SA	68,845	8,338

		Shares	Market Value ($000)
	KGHM Polska Miedz SA	280,298	7,809
*,1	Allegro.eu SA	1,015,180	7,664
	KRUK SA	36,030	4,079
*	PGE Polska Grupa Energetyczna SA	1,822,563	3,838
*	Alior Bank SA	188,748	3,550
	CD Projekt SA	134,528	3,512
*	mBank SA	26,197	3,482
	Grupa Kety SA	19,754	3,360
	Orange Polska SA	1,349,698	2,883
*	Bank Millennium SA	1,230,855	2,577
	Asseco Poland SA	106,834	1,946
*	Tauron Polska Energia SA	1,913,191	1,749
	Bank Handlowy w Warszawie SA	66,663	1,720
*	Pepco Group NV	301,700	1,652
*	CCC SA	94,763	1,377
*	Enea SA	510,927	1,215
*,2	Jastrzebska Spolka Weglowa SA	107,661	1,160
*	AmRest Holdings SE	158,064	1,039
*,2	Cyfrowy Polsat SA	283,697	768
	Warsaw Stock Exchange	56,564	619
*,2	Grupa Azoty SA	98,572	588
			151,402
Portugal (0.3%)
	EDP - Energias de Portugal SA	6,194,737	27,631
	Galp Energia SGPS SA	1,026,551	16,160
	Jeronimo Martins SGPS SA	564,363	12,836
	EDP Renovaveis SA	603,732	9,776
*	Banco Comercial Portugues SA Class R	17,708,104	5,151
	Navigator Co. SA	515,057	2,122
	REN - Redes Energeticas Nacionais SGPS SA	799,525	1,964
	Sonae SGPS SA	1,853,436	1,792
	NOS SGPS SA	374,738	1,327
*,2	Greenvolt-Energias Renovaveis SA	136,142	1,187
	CTT-Correios de Portugal SA	192,544	764
	Altri SGPS SA	155,733	759
	Corticeira Amorim SGPS SA	71,056	726
	Semapa-Sociedade de Investimento e Gestao	31,069	481
	Mota-Engil SGPS SA	75,689	434
			83,110
Spain (4.0%)
	Iberdrola SA (XMAD)	12,237,128	147,347
	Banco Santander SA	32,951,625	132,434
	Banco Bilbao Vizcaya Argentaria SA	12,301,246	115,133
	Industria de Diseno Textil SA	2,159,393	92,330
	Amadeus IT Group SA	926,152	64,905
[1]	Cellnex Telecom SA	1,152,378	44,340
	Telefonica SA	10,322,933	42,002
	Ferrovial SE	1,062,761	40,529
	Repsol SA	2,643,647	39,042
	CaixaBank SA	7,783,230	33,188
[1]	Aena SME SA	144,761	25,609
	ACS Actividades de Construccion y Servicios SA	489,517	19,317
	Redeia Corp. SA	888,019	14,777
	Banco de Sabadell SA	10,763,577	13,970
	Endesa SA	653,272	12,943
	Bankinter SA	1,402,487	8,659
	Enagas SA	509,195	8,290

		Shares	Market Value ($000)
	Naturgy Energy Group SA	280,762	7,560
*	Grifols SA	687,505	7,489
	Merlin Properties Socimi SA	690,631	7,033
	Acciona SA	46,936	6,071
	Fluidra SA	278,142	6,021
	Vidrala SA (XMAD)	47,189	4,730
	Viscofan SA	78,987	4,624
	Indra Sistemas SA	255,439	4,535
	Mapfre SA	2,011,016	4,428
	Acerinox SA	399,627	4,219
	Inmobiliaria Colonial Socimi SA	659,141	3,963
	Cia de Distribucion Integral Logista Holdings SA	127,139	3,596
	Applus Services SA	266,345	3,219
[1]	Unicaja Banco SA	3,201,050	3,061
	Corp. ACCIONA Energias Renovables SA	117,132	3,044
	Laboratorios Farmaceuticos Rovi SA	43,187	2,979
*	Iberdrola SA	211,553	2,555
*	Solaria Energia y Medio Ambiente SA	165,130	2,438
	CIE Automotive SA	87,822	2,317
	Sacyr SA (XMAD)	661,494	2,181
	Faes Farma SA	644,239	2,117
	Construcciones y Auxiliar de Ferrocarriles SA	52,140	1,874
	Ebro Foods SA	107,596	1,788
	Almirall SA	168,989	1,603
*	Melia Hotels International SA	222,518	1,506
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,423,834	1,488
	Pharma Mar SA	28,201	1,177
	Fomento de Construcciones y Contratas SA	82,922	1,137
[1]	Gestamp Automocion SA	316,369	1,049
[1]	Global Dominion Access SA	231,389	894
	Prosegur Cia de Seguridad SA	449,141	850
	Ence Energia y Celulosa SA	264,868	837
	Lar Espana Real Estate Socimi SA	119,999	805
*	Tecnicas Reunidas SA	95,248	800
	Atresmedia Corp. de Medios de Comunicacion SA	181,320	729
[1]	Neinor Homes SA	54,956	620
[1]	Prosegur Cash SA	801,745	436
*	Distribuidora Internacional de Alimentacion SA	27,678,993	359
*,2	NH Hotel Group SA	51,716	238
*	Sacyr SA	13,275	44
			961,229
Sweden (5.4%)
	Atlas Copco AB Class A	5,164,812	82,427
	Investor AB Class B	3,407,641	80,232
	Volvo AB Class B	3,033,958	72,710
	Assa Abloy AB Class B	2,000,046	54,853
	Hexagon AB Class B	4,349,450	47,468
	Skandinaviska Enskilda Banken AB Class A	3,318,394	47,128
	Sandvik AB	2,212,347	46,494
[1]	Evolution AB	377,839	44,118
	Atlas Copco AB Class B	3,146,706	43,575
	Swedbank AB Class A	2,072,127	42,226
	Telefonaktiebolaget LM Ericsson Class B	6,006,816	33,299
	Svenska Handelsbanken AB Class A	3,049,035	32,870
	Essity AB Class B	1,255,266	29,478
	Alfa Laval AB	636,180	23,343
	EQT AB	860,830	23,115
	Epiroc AB Class A	1,287,806	22,754

		Shares	Market Value ($000)
	Investor AB Class A (XSTO)	883,080	20,595
	Nibe Industrier AB Class B	2,991,617	17,875
	H & M Hennes & Mauritz AB Class B	1,238,228	17,470
	Svenska Cellulosa AB SCA Class B	1,218,955	16,595
	SKF AB Class B	794,440	15,655
	Boliden AB	561,112	14,893
	Trelleborg AB Class B	447,151	13,610
	Indutrade AB	549,643	13,353
	Telia Co. AB	5,074,741	13,089
	Skanska AB Class B	732,261	12,697
	Saab AB Class B	188,389	12,131
	Volvo AB Class A	491,749	12,090
	Epiroc AB Class B	767,560	11,968
*	Swedish Orphan Biovitrum AB	413,553	11,608
*	Castellum AB	878,181	11,306
	Lifco AB Class B	464,578	11,209
	Beijer Ref AB	800,304	10,896
	SSAB AB Class B	1,405,333	10,735
	Getinge AB Class B	457,663	9,783
	Industrivarden AB Class C	308,446	9,694
	Securitas AB Class B	993,531	9,651
	Tele2 AB Class B	1,131,822	9,650
	AddTech AB Class B	459,333	9,476
	Sagax AB Class B	364,553	8,859
*	Fastighets AB Balder Class B	1,280,498	8,499
	Industrivarden AB Class A	257,803	8,116
	AAK AB	359,470	8,102
	L E Lundbergforetagen AB Class B	152,532	7,953
	Investment AB Latour Class B	293,632	7,385
	Holmen AB Class B	164,345	6,477
	Hexpol AB	513,275	5,875
	Sectra AB Class B	306,692	5,713
	Axfood AB	221,636	5,600
	Fortnox AB	1,015,042	5,596
	Nordnet AB publ	353,748	5,566
	Husqvarna AB Class B	708,718	5,513
*	Kinnevik AB Class B	498,440	5,355
	Elekta AB Class B	706,788	5,333
[1]	Dometic Group AB	658,814	5,243
	Lagercrantz Group AB Class B	400,769	5,240
	Avanza Bank Holding AB	254,968	5,122
[1]	Thule Group AB	200,113	5,092
	Sweco AB Class B	415,469	4,870
	Wihlborgs Fastigheter AB	542,754	4,852
	Fabege AB	514,035	4,814
	Hemnet Group AB	165,603	4,471
[1]	Munters Group AB	268,836	4,291
*	Electrolux AB Class B	439,842	4,114
	Loomis AB	145,644	3,987
	Mycronic AB	139,790	3,888
*,1	Sinch AB	1,265,355	3,886
	Billerud Aktiebolag	434,942	3,868
	Vitec Software Group AB Class B	69,280	3,848
*	Embracer Group AB	1,827,064	3,487
	SSAB AB Class A	446,178	3,471
*	Volvo Car AB Class B	1,310,539	3,417
	Wallenstam AB Class B	678,238	3,405
	Nyfosa AB	372,702	3,334

		Shares	Market Value ($000)
	Bure Equity AB	112,033	3,200
[1]	Bravida Holding AB	416,217	3,156
	Catena AB	67,255	2,868
	Hufvudstaden AB Class A	218,953	2,831
	AFRY AB	198,681	2,744
	Lindab International AB	142,174	2,700
	Betsson AB Class B	241,696	2,630
	Alleima AB	387,110	2,570
	HMS Networks AB	57,381	2,524
	Pandox AB	179,797	2,465
	Electrolux Professional AB Class B	463,639	2,463
	AddLife AB Class B	221,184	2,384
	AddNode Group AB	257,766	2,309
	Vitrolife AB	135,313	2,228
	Bufab AB	61,563	2,180
	Granges AB	219,363	2,175
	NCC AB Class B	168,639	2,154
	Medicover AB Class B	129,864	2,142
	Arjo AB Class B	452,763	2,119
	JM AB	129,661	2,111
*	Camurus AB	41,365	2,051
	Storskogen Group AB Class B	2,831,774	1,955
	Peab AB Class B	389,875	1,925
	Instalco AB	479,502	1,917
	Atrium Ljungberg AB Class B	92,900	1,856
	Bilia AB Class A	150,269	1,817
	Mips AB	54,370	1,806
	Nolato AB Class B	360,882	1,748
	Troax Group AB	80,074	1,740
*	Sdiptech AB Class B	65,482	1,625
	Beijer Alma AB	89,241	1,572
	Biotage AB	109,526	1,557
*	Modern Times Group MTG AB Class B	195,487	1,496
*,1	BioArctic AB	67,773	1,470
	Dios Fastigheter AB	188,061	1,459
*	OX2 AB	301,573	1,435
	Corem Property Group AB Class B	1,402,836	1,413
*,1	Boozt AB	116,343	1,359
	Ratos AB Class B	410,340	1,353
	Cibus Nordic Real Estate AB publ	112,378	1,324
*,1	Scandic Hotels Group AB	277,926	1,280
	NCAB Group AB	197,775	1,279
	INVISIO AB	65,594	1,273
	NP3 Fastigheter AB	58,073	1,144
	Skandinaviska Enskilda Banken AB Class C	76,596	1,117
	SkiStar AB	86,202	1,083
	Clas Ohlson AB Class B	75,620	1,076
*,2	Truecaller AB Class B	345,012	1,020
	Systemair AB	138,551	995
[2]	Samhallsbyggnadsbolaget i Norden AB	2,155,244	988
[2]	Svenska Handelsbanken AB Class B	71,881	961
*	Stillfront Group AB	926,204	960
	Platzer Fastigheter Holding AB Class B	116,428	948
[2]	Intrum AB	157,524	931
	Fagerhult Group AB	143,577	914
	MEKO AB	86,889	880
*,1	Attendo AB	223,141	873
	Cloetta AB Class B	414,583	746

		Shares	Market Value ($000)
	Hexatronic Group AB	349,825	734
	Investment AB Oresund	63,679	684
*	Norion Bank AB	165,924	657
	Sagax AB Class D	222,835	606
	Volati AB	40,524	443
[1]	Resurs Holding AB	298,397	410
[2]	Samhallsbyggnadsbolaget i Norden AB Class D	391,652	217
	Telefonaktiebolaget LM Ericsson Class A	20,593	113
	NCC AB Class A	2,341	30
*,2	Viaplay Group AB	40,498	9
	Husqvarna AB Class A	386	3
			1,311,966
Switzerland (14.2%)
	Nestle SA (Registered)	5,495,689	626,237
	Novartis AG (Registered)	4,257,314	440,265
	Roche Holding AG	1,425,316	405,811
	UBS Group AG (Registered)	6,198,031	185,523
	Cie Financiere Richemont SA Class A (Registered)	1,054,605	156,645
	Zurich Insurance Group AG	295,081	149,928
	ABB Ltd. (Registered)	3,077,071	130,196
	Sika AG (Registered)	299,684	82,730
	Holcim AG	1,068,148	81,584
	Alcon Inc.	1,012,004	76,179
	Lonza Group AG (Registered)	152,606	74,610
	Givaudan SA (Registered)	16,365	68,054
	Swiss Re AG	593,805	67,991
	Partners Group Holding AG	45,335	61,165
	Swiss Life Holding AG (Registered)	60,653	43,557
	Geberit AG (Registered)	68,346	39,342
	Kuehne & Nagel International AG (Registered)	102,447	34,717
	Straumann Holding AG (Registered)	219,626	33,361
	Sonova Holding AG (Registered)	104,229	33,311
	Swisscom AG (Registered)	52,296	31,288
*	Sandoz Group AG	887,418	30,434
	SGS SA (Registered)	298,376	27,572
	Chocoladefabriken Lindt & Spruengli AG (Registered)	217	27,507
	Logitech International SA (Registered)	323,853	27,150
	Chocoladefabriken Lindt & Spruengli AG	1,968	25,011
[1]	VAT Group AG	52,877	24,616
	Julius Baer Group Ltd.	421,419	22,943
	Schindler Holding AG (XSWX)	83,881	20,894
	Roche Holding AG (Bearer)	59,580	18,048
	Swiss Prime Site AG (Registered)	156,202	15,821
	Swatch Group AG (Bearer)	63,283	14,856
	Baloise Holding AG (Registered)	92,850	14,832
	SIG Group AG	679,358	14,220
	Adecco Group AG (Registered)	327,595	14,166
	Temenos AG (Registered)	124,266	12,647
	PSP Swiss Property AG (Registered)	92,711	12,340
	Georg Fischer AG (Registered)	168,885	11,303
	EMS-Chemie Holding AG (Registered)	14,540	10,976
	Barry Callebaut AG (Registered)	7,336	10,715
	Helvetia Holding AG (Registered)	71,644	10,347
	Tecan Group AG (Registered)	26,055	9,946
	Schindler Holding AG (Registered)	39,078	9,302
[1]	Galenica AG	100,384	8,852
	Belimo Holding AG (Registered)	18,923	8,824
	Siegfried Holding AG (Registered)	8,338	8,306

		Shares	Market Value ($000)
*	Avolta AG	216,106	8,256
	Flughafen Zurich AG (Registered)	38,885	8,023
	Banque Cantonale Vaudoise (Registered)	57,704	7,388
	Accelleron Industries AG	191,584	6,131
	Inficon Holding AG (Registered)	3,962	6,014
	Clariant AG (Registered)	462,515	5,921
	BKW AG	37,093	5,893
	Bucher Industries AG (Registered)	13,183	5,584
	Allreal Holding AG (Registered)	29,664	5,276
	DKSH Holding AG	72,606	5,081
	Comet Holding AG (Registered)	15,127	4,988
	Softwareone Holding AG	247,619	4,641
	Cembra Money Bank AG	60,020	4,628
	Emmi AG (Registered)	4,365	4,573
*	ams-OSRAM AG	1,914,936	4,482
	Swissquote Group Holding SA (Registered)	17,797	4,467
	Bachem Holding AG	64,564	4,322
	Mobimo Holding AG (Registered)	14,624	4,320
	SFS Group AG	35,651	4,280
	Swatch Group AG (Registered)	87,014	3,959
	Valiant Holding AG (Registered)	32,170	3,853
	Vontobel Holding AG (Registered)	56,479	3,720
	Burckhardt Compression Holding AG	6,424	3,594
	Landis & Gyr Group AG	43,439	3,562
	Stadler Rail AG	108,279	3,456
	Sulzer AG (Registered)	35,107	3,391
*	Aryzta AG	1,878,477	3,372
	Interroll Holding AG (Registered)	1,129	3,298
	St Galler Kantonalbank AG (Registered)	5,696	3,296
	VZ Holding AG	27,349	3,222
	dormakaba Holding AG	6,209	3,110
	Kardex Holding AG (Registered)	12,204	3,100
	Daetwyler Holding AG	15,018	3,054
	Huber and Suhner AG (Registered)	34,900	2,503
	Ypsomed Holding AG (Registered)	7,002	2,472
	EFG International AG	186,639	2,397
	LEM Holding SA (Registered)	976	2,227
	Forbo Holding AG (Registered)	1,892	2,225
	SKAN Group AG	22,493	1,985
[1]	Medacta Group SA	12,976	1,942
	Komax Holding AG (Registered)	9,580	1,842
*,1	Sensirion Holding AG	21,386	1,780
*	DocMorris AG	17,580	1,640
	Intershop Holding AG	2,259	1,621
	OC Oerlikon Corp. AG (Registered)	371,812	1,620
	ALSO Holding AG (Registered)	5,313	1,555
	u-blox Holding AG	13,756	1,356
	COSMO Pharmaceuticals NV	17,795	1,319
	Bystronic AG	2,621	1,313
	Bossard Holding AG (Registered) Class A	5,323	1,274
	Arbonia AG	109,949	1,273
	Vetropack Holding AG (Registered)	27,088	1,178
	Implenia AG (Registered)	33,151	1,177
	Bell Food Group AG (Registered)	3,952	1,159
*	Autoneum Holding AG	7,538	1,120
	Zehnder Group AG	18,697	1,114
	Schweiter Technologies AG	1,897	1,041
[1]	Medmix AG	49,381	986

		Shares	Market Value ($000)
*	Basilea Pharmaceutica AG (Registered)	24,749	970
*,2	Meyer Burger Technology AG	7,380,564	949
	PIERER Mobility AG	17,817	941
*,1	Montana Aerospace AG	46,039	899
	Leonteq AG	21,350	794
	Hiag Immobilien Holding AG	8,914	783
*,1	Medartis Holding AG	8,072	704
	Rieter Holding AG (Registered)	6,486	682
	Investis Holding SA	5,528	633
*,1	PolyPeptide Group AG	31,834	584
	VP Bank AG Class A	4,892	527
	APG SGA SA	2,162	474
*,2	Idorsia Ltd.	252,174	450
*	Aryzta AG (XSWX)	24,200	43
			3,435,929
United Kingdom (23.5%)
	AstraZeneca plc	3,040,013	403,035
	Shell plc (XETR)	12,409,924	384,737
	HSBC Holdings plc	40,076,639	312,907
	Unilever plc (XLON)	5,156,904	250,936
	BP plc	34,317,277	200,427
	Diageo plc	4,547,059	164,230
	GSK plc	8,276,471	163,690
	RELX plc	3,900,042	160,971
	Rio Tinto plc	2,240,945	155,117
	British American Tobacco plc	4,576,197	134,923
	Glencore plc	25,349,955	134,126
	Reckitt Benckiser Group plc	1,473,507	106,536
	London Stock Exchange Group plc	928,332	105,007
	CRH plc (SGMX)	1,451,974	103,005
	National Grid plc	7,556,689	100,648
	Compass Group plc	3,518,106	96,902
	BAE Systems plc	6,271,366	93,421
	Ferguson plc	421,930	78,895
	Experian plc	1,885,528	78,480
*	Flutter Entertainment plc (XLON)	362,865	74,480
	Lloyds Banking Group plc	130,529,354	69,971
*	Rolls-Royce Holdings plc	17,223,538	65,388
	3i Group plc	1,960,250	61,366
	Anglo American plc	2,483,323	59,197
	Ashtead Group plc	897,744	58,705
	Prudential plc (XLON)	5,662,911	58,173
	Barclays plc	30,918,387	57,456
	Tesco plc	14,539,867	52,687
	Haleon plc	11,941,980	48,506
	SSE plc	2,243,518	47,782
	Imperial Brands plc	1,832,162	43,981
	Legal & General Group plc	12,209,609	39,271
	Vodafone Group plc	44,964,251	38,226
	Shell plc	1,191,185	37,282
	Standard Chartered plc	4,519,868	34,159
	InterContinental Hotels Group plc	339,351	32,155
	NatWest Group plc	11,296,507	31,880
	Sage Group plc	2,108,136	31,386
	Aviva plc	5,612,226	30,635
	Bunzl plc	694,516	28,225
	Informa plc	2,857,614	28,066
	Segro plc	2,512,948	27,909

		Shares	Market Value ($000)
	Rentokil Initial plc	5,176,555	26,658
	Next plc	249,612	26,648
	Smith & Nephew plc	1,795,112	25,105
	Halma plc	778,815	21,557
	WPP plc	2,140,165	20,696
	Associated British Foods plc	691,364	20,478
	Melrose Industries plc (XLON)	2,746,597	20,472
	Admiral Group plc	630,241	20,040
	Smurfit Kappa Group plc	534,221	19,890
	Centrica plc	11,247,414	19,684
	Spirax-Sarco Engineering plc	151,344	19,048
	United Utilities Group plc	1,405,811	18,935
	Intertek Group plc	332,249	18,859
	BT Group plc	12,973,746	18,380
	Pearson plc	1,469,931	18,033
	Whitbread plc	395,293	17,918
	Severn Trent plc	543,164	17,854
	Croda International plc	287,535	17,403
[1]	Auto Trader Group plc	1,841,647	16,943
	Mondi plc	904,745	16,213
	Entain plc	1,308,565	15,939
*	Wise plc Class A	1,544,526	15,754
	Antofagasta plc	714,509	15,573
	DCC plc	203,671	14,807
	Smiths Group plc	715,858	14,671
	Barratt Developments plc	2,014,807	13,732
	Taylor Wimpey plc	7,204,238	13,450
	Berkeley Group Holdings plc	215,019	13,020
	Intermediate Capital Group plc	572,775	12,913
	Land Securities Group plc	1,512,456	12,751
	M&G plc	4,487,396	12,688
	Marks & Spencer Group plc	4,035,206	12,607
	B&M European Value Retail SA	1,920,430	12,586
	Weir Group plc	531,470	12,216
	J Sainsbury plc	3,576,589	12,211
	Burberry Group plc	734,535	12,099
	Persimmon plc	656,512	12,092
	Coca-Cola HBC AG	405,207	11,912
	Rightmove plc	1,671,749	11,831
	IMI plc	530,552	11,253
	Diploma plc	267,607	11,031
	Howden Joinery Group plc	1,086,557	11,003
	Kingfisher plc	3,920,751	10,901
[1]	ConvaTec Group plc	3,338,156	10,159
	Spectris plc	210,354	9,793
	RS Group plc	970,533	9,617
	Phoenix Group Holdings plc	1,500,704	9,581
	DS Smith plc	2,627,323	9,368
	Beazley plc	1,357,256	9,343
	St. James's Place plc	1,115,994	9,187
	British Land Co. plc	1,899,323	9,129
	UNITE Group plc	714,211	9,125
	Hiscox Ltd.	687,392	9,022
	Vistry Group plc	708,167	8,958
	Schroders plc	1,720,161	8,801
	Bellway plc	249,239	8,684
*	Ocado Group plc	1,241,693	8,505
	Games Workshop Group plc	67,135	8,409

		Shares	Market Value ($000)
	Tritax Big Box REIT plc	3,932,682	8,233
	Investec plc	1,262,595	8,220
[2]	Abrdn plc	3,853,446	8,198
	Hikma Pharmaceuticals plc	331,242	8,081
	Johnson Matthey plc	370,778	7,622
	JD Sports Fashion plc	5,089,786	7,521
	Hargreaves Lansdown plc	775,914	7,487
	Man Group plc	2,406,764	7,196
	Greggs plc	207,142	6,978
	Rotork plc	1,756,481	6,924
	IG Group Holdings plc	746,549	6,709
	Endeavour Mining plc	374,912	6,660
	Inchcape plc	767,505	6,609
	Tate & Lyle plc	822,028	6,486
*	TUI AG	913,617	6,294
	Derwent London plc	227,542	6,133
	Britvic plc	527,476	5,879
	ITV plc	7,670,749	5,810
*	Direct Line Insurance Group plc	2,684,779	5,729
	Cranswick plc	110,014	5,607
	Big Yellow Group plc	386,877	5,594
*	easyJet plc	765,655	5,360
	Grafton Group plc GDR	431,199	5,299
	LondonMetric Property plc	2,165,274	5,291
	Computacenter plc	143,229	5,233
	Drax Group plc	795,364	5,123
	Grainger plc	1,507,758	5,007
	Serco Group plc	2,268,198	4,950
*	International Distributions Services plc	1,384,230	4,840
	QinetiQ Group plc	1,058,331	4,780
	Pennon Group plc	534,833	4,762
	Balfour Beatty plc	1,131,488	4,758
	Shaftesbury Capital plc	2,784,582	4,691
	Virgin Money UK plc	2,359,127	4,659
*	SSP Group plc	1,632,674	4,647
	Softcat plc	254,228	4,640
	Harbour Energy plc	1,308,643	4,599
	OSB Group plc	807,366	4,594
	Safestore Holdings plc	438,963	4,571
*	Carnival plc	299,394	4,498
*	Indivior plc	256,586	4,497
*,1	Network International Holdings plc	914,517	4,485
	Travis Perkins plc	436,171	4,351
*	International Consolidated Airlines Group SA	2,278,765	4,254
	Redrow plc	552,477	4,197
	LXI REIT plc	3,063,273	4,085
	Hays plc	3,256,373	4,052
*,1	Trainline plc	950,720	3,978
	Paragon Banking Group plc	444,004	3,955
	4imprint Group plc	57,098	3,915
	WH Smith plc	255,073	3,898
	Genus plc	134,170	3,897
	Hill & Smith plc	164,370	3,891
	TP ICAP Group plc	1,622,684	3,845
	Lancashire Holdings Ltd.	496,345	3,814
	TBC Bank Group plc	103,415	3,814
[1]	Quilter plc	2,798,981	3,717
	Pagegroup plc	636,874	3,700

		Shares	Market Value ($000)
	Domino's Pizza Group plc	826,632	3,651
*	Darktrace plc	832,725	3,611
	Plus500 Ltd.	159,158	3,600
	Mitie Group plc	2,757,878	3,593
*	IWG plc	1,501,805	3,559
	Bank of Georgia Group plc	73,485	3,525
*	Playtech plc	626,614	3,516
	Pets at Home Group plc	986,074	3,492
*,1	Deliveroo plc	2,351,442	3,491
	Savills plc	272,178	3,477
*	Ascential plc	899,867	3,466
	Moneysupermarket.com Group plc	1,072,256	3,460
	Bytes Technology Group plc (XLON)	415,811	3,452
	Assura plc	6,071,117	3,416
	Primary Health Properties plc	2,749,283	3,373
	Energean plc	280,675	3,372
	Dunelm Group plc	234,693	3,233
[1]	Airtel Africa plc	2,234,351	3,173
	Dowlais Group plc	2,772,635	3,167
	Bodycote plc	388,030	3,129
	Oxford Instruments plc	110,214	3,081
[1]	JTC plc	305,914	3,075
	Victrex plc	177,787	3,061
	Renishaw plc	69,093	3,056
	Babcock International Group plc	515,282	2,945
	Coats Group plc	3,218,611	2,924
	Centamin plc	2,350,621	2,864
	Firstgroup plc	1,351,613	2,846
	Sirius Real Estate Ltd.	2,416,879	2,776
	Kainos Group plc	191,075	2,773
*	John Wood Group plc	1,381,384	2,739
	Hammerson plc	7,892,042	2,693
	Supermarket Income REIT plc	2,581,206	2,644
	Genuit Group plc	488,703	2,614
	Vesuvius plc	434,052	2,613
*	Frasers Group plc	255,057	2,610
	Telecom Plus plc	141,164	2,594
	Chemring Group plc	583,712	2,594
	Rathbones Group plc	121,651	2,545
	Fresnillo plc	375,341	2,511
*	Oxford Nanopore Technologies plc	1,234,840	2,506
	Ashmore Group plc	934,139	2,500
	Morgan Sindall Group plc	87,380	2,499
	AJ Bell plc	596,267	2,384
	Clarkson plc	52,821	2,378
	Premier Foods plc	1,314,005	2,356
	Great Portland Estates plc	441,938	2,325
	Just Group plc	2,134,394	2,300
*,1	Watches of Switzerland Group plc	476,667	2,245
*	Elementis plc	1,222,847	2,192
	IntegraFin Holdings plc	586,575	2,188
	Future plc	244,005	2,187
	Volution Group plc	387,513	2,122
	Close Brothers Group plc	306,203	2,105
	Redde Northgate plc	465,007	2,088
*	J D Wetherspoon plc	188,453	2,003
	Morgan Advanced Materials plc	578,359	1,981
	Workspace Group plc	292,909	1,927

		Shares	Market Value ($000)
[1]	Spire Healthcare Group plc	588,119	1,763
	Spirent Communications plc	1,163,206	1,735
[1]	Bridgepoint Group plc	508,042	1,730
	Senior plc	861,960	1,726
*	Mitchells & Butlers plc	523,869	1,720
*	THG plc	1,995,304	1,664
	Marshalls plc	466,368	1,655
	Rhi Magnesita NV	38,325	1,623
	Hilton Food Group plc	161,901	1,606
	Keller Group plc	144,241	1,598
	C&C Group plc	816,471	1,585
*,1	Trustpilot Group plc	696,587	1,583
*	Helios Towers plc	1,548,435	1,548
	Ninety One plc	681,498	1,518
[1]	Ibstock plc	764,292	1,479
*,1	Aston Martin Lagonda Global Holdings plc	598,142	1,443
	Dr. Martens plc	1,239,755	1,396
	Crest Nicholson Holdings plc	515,917	1,363
*	PureTech Health plc	539,847	1,354
[1]	Petershill Partners plc	592,800	1,321
*	Greencore Group plc	1,022,045	1,319
	IP Group plc	1,977,521	1,307
	AG Barr plc	179,275	1,288
	UK Commercial Property REIT Ltd.	1,587,959	1,286
	Essentra plc	580,521	1,272
*	Auction Technology Group plc	181,418	1,252
*	Currys plc	1,992,481	1,246
*	Moonpig Group plc	559,661	1,184
	Mobico Group plc	1,086,601	1,176
[1]	TI Fluid Systems plc	641,028	1,162
	Diversified Energy Co. plc	95,363	1,100
	Balanced Commercial Property Trust Ltd.	1,131,519	1,085
	FDM Group Holdings plc	178,062	1,045
	Wickes Group plc	523,578	1,039
	Liontrust Asset Management plc	126,119	995
	Halfords Group plc	435,608	985
*	Molten Ventures plc	308,759	935
	Picton Property Income Ltd.	1,082,395	918
*	Tullow Oil plc	2,338,339	917
*	Alphawave IP Group plc	557,772	915
	NCC Group plc	571,930	877
	Jupiter Fund Management plc	853,132	854
*	Hochschild Mining plc	621,174	817
*	Capita plc	3,365,870	809
	PZ Cussons plc	468,555	791
	Vanquis Banking Group plc	524,330	784
*	AO World plc	662,009	761
*	888 Holdings plc	771,040	751
*,3	Home REIT plc	1,529,958	738
	Breedon Group plc	155,306	711
	Ferrexpo plc	572,784	631
*,2	ASOS plc	133,276	622
*	SIG plc	1,396,110	579
*	S4 Capital plc	951,543	531
	Helical plc	200,315	518
*	Synthomer plc	247,571	494
	CLS Holdings plc	369,531	460
*	Oxford Biomedica plc	169,598	390

		Shares	Market Value ($000)
[1]	CMC Markets plc	216,958	373
*	Rank Group plc	413,342	367
	Ithaca Energy plc	211,798	366
[1]	Bakkavor Group plc	301,819	364
[2]	XP Power Ltd.	14,134	251
	Capricorn Energy plc	112,023	206
*,2	Petrofac Ltd.	424,224	164
*,3	Evraz plc	1,326,266	—
*,3	NMC Health plc	157,105	—
*,1,3	Finablr plc	304,209	—
*,3	Carillion plc	1,000,411	—
			5,661,676
United States (0.0%)
*	Seadrill Ltd.	103,586	4,459
	Gen Digital Inc.	45	1
			4,460
Total Common Stocks (Cost $24,993,700)			23,818,614
Preferred Stocks (0.5%)
	Volkswagen AG Preference Shares	414,169	53,268
	Henkel AG & Co. KGaA Preference Shares	334,958	25,677
	Sartorius AG Preference Shares	50,193	18,311
	Bayerische Motoren Werke AG Preference Shares	116,998	11,432
	FUCHS SE Preference Shares	139,260	6,104
*	Grifols SA Preference Shares Class B (XMAD)	500,058	4,016
*	Telecom Italia SpA Preference Shares	8,523,074	2,683
	Sixt SE Preference Shares	28,476	1,950
	Danieli & C Officine Meccaniche SpA Preference Shares	76,411	1,855
	Draegerwerk AG & Co. KGaA Preference Shares	18,698	961
	Corem Property Group AB Preference Shares	23,227	465
Total Preferred Stocks (Cost $185,037)			126,722
Rights (0.0%)
*,3	AHL Strom-Munksjo OYJ	19,422	375
*	ACS Actividades de Construccion y Servicios SA Exp. 2/2/24	490,837	225
Total Rights (Cost $538)			600
Warrant (0.0%)
*,2,3	Webuild SpA Exp. 8/2/30 (Cost $—)	61,413	57

		Shares	Market Value ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[4,5]	Vanguard Market Liquidity Fund, 5.410% (Cost $122,593)	1,226,175	122,605
Total Investments (99.7%) (Cost $25,301,868)			24,068,598
Other Assets and Liabilities—Net (0.3%)			63,939
Net Assets (100%)			24,132,537
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the aggregate value was $630,888,000, representing 2.6% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $52,383,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $61,559,000 was received for securities on loan.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro Stoxx 50 Index	March 2024	419	21,124	625
FTSE 100 Index	March 2024	115	11,118	57
MSCI Europe Index	March 2024	5,117	174,884	4,335
				5,017

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Toronto-Dominion Bank	3/20/24	CHF	7,838	USD	9,297	—	(164)
Toronto-Dominion Bank	3/20/24	EUR	76,270	USD	82,698	—	(97)
State Street Bank & Trust Co.	3/20/24	EUR	52,207	USD	56,664	—	(124)
BNP Paribas	3/20/24	EUR	33,232	USD	36,088	—	(98)
Royal Bank of Canada	3/20/24	EUR	22,150	USD	23,961	27	—
State Street Bank & Trust Co.	3/20/24	EUR	22,150	USD	23,958	30	—
HSBC Bank plc	3/20/24	EUR	21,716	USD	23,510	9	—
Barclays Bank plc	3/20/24	EUR	12,064	USD	13,102	—	(36)
Toronto-Dominion Bank	3/20/24	GBP	33,782	USD	42,561	268	—
State Street Bank & Trust Co.	3/20/24	GBP	6,143	USD	7,810	—	(23)
JPMorgan Chase Bank, N.A.	3/20/24	GBP	3,816	USD	4,818	19	—
Toronto-Dominion Bank	3/20/24	USD	76,845	CHF	66,606	—	(760)

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Royal Bank of Canada	3/20/24	USD	10,987	DKK	75,552	5	—
Toronto-Dominion Bank	3/20/24	USD	73,193	EUR	66,920	719	—
Barclays Bank plc	3/20/24	USD	9,307	EUR	8,531	68	—
Citibank, N.A.	3/20/24	USD	6,067	EUR	5,525	84	—
Toronto-Dominion Bank	3/20/24	USD	46,476	GBP	36,653	7	—
State Street Bank & Trust Co.	3/20/24	USD	11,238	GBP	8,943	—	(100)
Toronto-Dominion Bank	3/20/24	USD	3,804	NOK	41,679	—	(163)
UBS AG	3/20/24	USD	15,058	SEK	156,853	—	(45)
						1,236	(1,610)
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
NOK—Norwegian krone.
SEK—Swedish krona.
USD—U.S. dollar.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	—	23,817,876	738	23,818,614
Preferred Stocks	—	126,722	—	126,722
Rights	—	225	375	600
Warrant	—	—	57	57
Temporary Cash Investments	122,605	—	—	122,605
Total	122,605	23,944,823	1,170	24,068,598
Derivative Financial Instruments
Assets
Futures Contracts[1]	5,017	—	—	5,017
Forward Currency Contracts	—	1,236	—	1,236
Total	5,017	1,236	—	6,253
Liabilities
Forward Currency Contracts	—	1,610	—	1,610
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.